NOTES PAYABLE (Details 9) - Private Placement [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Total	$ 600,000	$ 257,000	$ 65,000	$ 65,000
Warrant [Member]
Private Offering Warrants	120,000	46,097
Series B-2 OID Convertible Notes And Warrants [Member]
Private Offering Notes	342,857	197,521
Beneficial Conversion feature	137,143	13,382
Total	$ 600,000	$ 257,000